Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	463,840	40,033,287
Replenishment	15,520	1,695,808
Repurchased	(7,220)	(728,067)
Redemptions	(10,136)	(1,005,527)
Losses	(37)	(34)
Capitalised Interest	0	5,577	( * see below )
Other Movements	0	0
Carried Forward	461,967	40,001,044

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,440,601	121,323,704
Repurchased	(443,809)	(34,717,307)
Redemptions	(648,611)	(53,204,021)
Losses	(1,405)	(3,540)
Capitalised Interest	0	202,994	( * see above )
Other Movements	0	0
Carried Forward	461,967	40,001,044

	Trust Payment Rate (CPR)	Annualised Trust Payment Rate (CPR)
1 Month	4.33%	41.21%	( including
3 Month	12.94%	42.55%	redemptions and
12 Month	43.69%	43.69%	repurchases )

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Asset Profiles
Weighted Average Seasoning	35.00	months
Weighted Average Loan size	£86,588.53
Weighted Average LTV	64.94%	*** (see below)
Weighted Average Indexed LTV	58.45%	using Halifax House Price Index
Weighted Average Indexed LTV	57.25%	using Nationwide House Price Index
Weighted Average Remaining Term	17.91	Years

Product Type Analysis	£000's	%
Variable Rate	10,876,284	27.19%
Fixed Rate	13,228,345	33.07%
Tracker Rate	15,896,415	39.74%
	40,001,044	100.00%

As at 08 May 2007 approximately 15.63% of the loans were flexible loans

Repayment Method Analysis	£000's	%
Endowment	4,568,119	11.42%
Interest Only	11,212,293	28.03%
Repayment	24,220,632	60.55%
	40,001,044	100.00%

As at 08 May 2007 approximately 23.60% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	24,068,628	60.17%
Remortgage	15,932,416	39.83%
	40,001,044	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 February 2007	7.34%
01 December 2006	7.09%
01 September 2006	6.75%
01 September 2005	6.50%

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Geographic Analysis
Region	Number	£000's	%
East Anglia	18,015	1,426,038	3.57%
East Midlands	24,534	1,840,909	4.60%
Greater London	80,085	8,921,083	22.30%
North	19,059	1,183,648	2.96%
North West	52,450	3,626,207	9.07%
Scotland	29,229	1,795,783	4.49%
South East	122,204	12,504,708	31.26%
South West	36,771	3,185,895	7.96%
Wales	21,226	1,416,959	3.54%
West Midlands	29,027	2,119,774	5.30%
Yorkshire and Humberside	28,619	1,899,326	4.75%
Unknown	748	80,714	0.20%
Total	461,967	40,001,044	100.00%

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	34,994	1,378,011	3.44%	30.89
25.01 - 50.00	122,196	8,014,623	20.04%	33.17
50.01 - 75.00	187,136	18,681,501	46.70%	31.81
75.01 - 80.00	19,129	2,013,919	5.03%	38.04
80.01 - 85.00	24,159	2,743,362	6.86%	36.17
85.01 - 90.00	40,028	4,632,752	11.58%	34.82
90.01 - 95.00	34,325	2,536,876	6.34%	57.98
Total	461,967	40,001,044	100.00%	35.00

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Arrears
Band	Number	Principal	Overdue	%
Current	449,793	38,935,758	(2,333)	97.38%
1.00 - 1.99 months	7,157	640,218	5,301	1.60%
2.00 - 2.99 months	2,336	191,312	3,104	0.48%
3.00 - 3.99 months	1,033	84,498	1,982	0.21%
4.00 - 4.99 months	473	38,488	1,154	0.10%
5.00 - 5.99 months	278	22,519	843	0.06%
6.00 -11.99 months	537	45,143	2,549	0.11%
12 months and over	67	6,484	814	0.02%
Properties in Possession	293	20,731	2,479	0.05%
Total	461,967	39,985,151	15,893	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	19,723,268	20,310,019
Replenishment of Assets	0	1,695,808
Acquisition by Funding	0	0
Distribution of Principal Receipts	(159,621)	(1,573,973)
Allocation of Losses	(17)	(17)
Share of Capitalised Interest	2,749	2,828
Payment Re Capitalised Interest	(2,749)	2,749
Balance Carried Forward	19,563,630	20,437,414

Carried Forward Percentage	48.90780%	51.09220%

Minimum Seller Share	2,299,292	5.75%

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Cash Accumulation Ledger
	£000's
Brought Forward	2,289,420
Additional Amounts Accumulated	159,638
Payment of Notes	(794,000)
Carried Forward	1,655,058

Target Balance	1,397,455	payable on 16th July 2007
	257,069	payable on 15th March 2008

	1,654,524

Excess Spread *
Quarter to 16/04/07	0.3784%
Quarter to 16/01/07	0.4303%
Quarter to 16/10/06	0.4790%
Quarter to 17/07/06	0.4492%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/04/07	£393,279,551.79	£0.00	£0.00
Required Amount as at 15/04/07	£420,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.85%	0.00%	0.00%
Percentage of Funding Share	2.01%	0.00%	0.00%

Notes Outstanding
	£000's
AAA Notes Outstanding	19,793,944
AA Notes Outstanding	555,283
A Notes Outstanding	219,499
BBB Notes Outstanding	649,962
Total	21,218,689

Properties in Possession

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Stock
	Current Period
	Number	£000's
Brought Forward	280	21,640
Repossessed in Period	47	8,230
Sold in Period	(34)	(6,660)
Carried Forward	293	23,210

	Cumulative
	Number	£000's
Repossessed to date	1,688	227,017
Sold to date	(1,395)	(203,807)
Carried Forward	293	23,210

Repossession Sales Information
Average time Possession to Sale	100	Days
Average arrears at time of Sale	£5,577

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th April 2006, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343232 / 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 3 Class A1	Holmes Financing No. 1	AAA/Aaa/AAA	£375,000,000	5.60000%	0.26%
Series 3 Class A2	Holmes Financing No. 1	AAA/Aaa/AAA	€ 320,000,000	3.96800%	0.26%
Series 3 Class B	Holmes Financing No. 1	AA/Aa3/AA	£24,000,000	5.60000%	0.45%
Series 3 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£30,000,000	5.60000%	1.60%
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	5.60000%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	5.60000%	1.75%
Series 4 Class A	Holmes Financing No. 2	AAA/Aaa/AAA	€ 500,000,000	3.96800%	0.27%
Series 4 Class B	Holmes Financing No. 2	AA/Aa3/AA	€ 21,000,000	3.96800%	0.50%
Series 4 Class C	Holmes Financing No. 2	BBB/Baa2/BBB	€ 35,000,000	3.96800%	1.60%
Series 3 Class B	Holmes Financing No. 6	AA/Aa3/AA	€ 34,000,000	3.96800%	0.50%
Series 3 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	€ 57,000,000	3.96800%	1.50%
Series 4 Class A 1	Holmes Financing No. 6	AAA/Aaa/AAA	$1,000,000,000	5.35563%	0.24%
Series 4 Class A 2	Holmes Financing No. 6	AAA/Aaa/AAA	CHF 300,000,000		2.50%
Series 4 Class B	Holmes Financing No. 6	AA/Aa3/AA	$40,000,000	5.35563%	0.52%
Series 4 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	$69,000,000	5.35563%	1.55%
Series 5 Class A	Holmes Financing No. 6	AAA/Aaa/AAA	£500,000,000	5.60000%	0.24%
Series 5 Class B	Holmes Financing No. 6	AA/Aa3/AA	£17,000,000	5.60000%	0.52%
Series 5 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	£29,000,000	5.60000%	1.55%
Series 3 Class B	Holmes Financing No. 7	AA/Aa3/AA	£15,000,000	5.60000%	0.50%
Series 3 Class M	Holmes Financing No. 7	A/A2/A	£20,000,000	5.60000%	0.80%
Series 4 Class A 1	Holmes Financing No. 7	AAA/Aaa/AAA	€ 500,000,000	3.96800%	0.26%
Series 4 Class A 2	Holmes Financing No. 7	AAA/Aaa/AAA	£250,000,000	5.60000%	0.26%
Series 4 Class B	Holmes Financing No. 7	AA/Aa3/AA	€ 41,000,000	3.96800%	0.53%
Series 4 Class M	Holmes Financing No. 7	A/A2/A	€ 56,000,000	3.96800%	0.80%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 990,000,000	3.96800%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 34,000,000	3.96800%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 57,500,000	3.96800%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	5.60000%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	5.35563%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	5.60000%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	5.60000%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	5.35563%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	3.96800%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	5.60000%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	5.60000%	0.09%
Series 1 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$1,260,000,000	5.32000%	-0.03%
Series 1 Class B	Holmes Financing No. 10	AA/Aa3/AA	$47,000,000	5.35563%	0.08%
Series 1 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$47,000,000	5.35563%	0.27%
Series 2 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.35563%	0.03%
Series 2 Class B	Holmes Financing No. 10	AA/Aa3/AA	$55,000,000	5.35563%	0.09%
Series 2 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$55,000,000	5.35563%	0.35%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	3.96800%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	3.96800%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	5.60000%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	3.96800%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	5.60000%	0.20%

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	3.96800%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	5.60000%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.35563%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	5.60000%	0.09%
Series 1 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	5.32000%	-0.02%
Series 1 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$45,000,000	5.35563%	0.09%
Series 1 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$45,000,000	5.35563%	0.24%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	5.35563%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	5.35563%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	5.35563%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	5.35563%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	5.35563%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	3.96800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	5.60000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	3.96800%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	5.60000%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	3.96800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	5.60000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	3.96800%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	5.60000%	0.42%
Series 1 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	5.34508%	-0.02%
Series 1 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£600,000,000	5.61125%	0.03%
Series 1 Class B1	Holmes Master Issuer 2007-1	AA/Aa3/AA	$57,200,000	5.34508%	0.09%
Series 1 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 21,400,000.00	3.93000%	0.09%
Series 1 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$30,300,000	5.34508%	0.28%
Series 1 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 22,700,000.00	3.93000%	0.28%
Series 1 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£15,550,000	5.61125%	0.28%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	5.34508%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000.00	3.93000%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000.00	3.93000%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	5.61125%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	5.34508%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000.00	3.93000%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	5.61125%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	5.34508%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000.00	3.93000%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	5.61125%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000.00	3.93000%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	5.61125%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000.00	3.93000%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	5.61125%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000.00	3.93000%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	5.61125%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	5.34508%	0.10%

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 2	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1
02Q3	-	703	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	481	-	-	-	-	-	-
03Q4	-	176	481	-	-	-	-	-	-
04Q1	-	176	-	241	-	-	-	-	-
04Q2	-	176	-	241	-	-	-	-	-
04Q3	-	176	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	-	801	-	1,001	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	125	-	-	-	-	-	-	-
06Q1	-	125	-	803	-	-	-	-	-
06Q2	-	125	-	-	-	-	-	-	-
06Q3	-	125	-	-	-	-	-	-	-
06Q4	-	-	-	-	-	1,018	-	-	-
07Q1	-	-	-	161	812	-	-	-	-
07Q2	-	-	634	161	-	-	-	-	-

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 2	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	-	-	-	679	-	-
07Q4	-	300	770	-	-	-	-	795	-
08Q1	-	-	-	-	-	-	-	-	771
08Q2	-	-	500	592	221	-	388	-	600
08Q3	-	-	-	-	221	1,272	388	-	-
08Q4	-	-	-	-	221	-	-	-	-
09Q1	-	-	-	-	1,171	-	-	-	-
09Q2	-	-	-	-	-	-	342	-	-
09Q3	-	-	-	-	-	-	342	397	-
09Q4	-	-	-	-	-	-	-	397	-
10Q1	-	-	-	-	-	453	-	-	386
10Q2	-	-	-	-	-	453	-	-	386
10Q3	250	-	-	-	-	600	-	-	-
10Q4	-	-	-	-	-	-	1,526	1,632	-
11Q1	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	-	-	-	2,649
11Q3	-	-	-	-	-	-	-	-	-
11Q4	-	-	-	-	-	-	-	-	-
12Q1	-	-	-	-	-	-	-	-	-
12Q2	-	-	-	-	-	-	-	-	-
12Q3	-	-	-	-	-	-	-	-	-
12Q4	-	-	-	-	-	-	-	-	515
13Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 11 April 2007 to 08 May 2007

All values are in thousands of pounds sterling unless otherwise stated